Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK FOCUS GROWTH FUND, INC.
Prospectus Date	rr_ProspectusDate	Jul. 30, 2019
Document Creation Date	dei_DocumentCreationDate	Aug. 02, 2019